Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
NET REVENUES	$ 181,150	$ 172,307	$ 172,428
Cost of goods sold	124,439	123,715	120,557
GROSS PROFIT	56,711	48,592	51,871
Selling, general and administrative expenses	77,518	76,517	78,962
Impairment of goodwill	4,462		7,611
Impairment of long-lived assets	181	495
Other operating income	(2,581)	(1,200)	(416)
TOTAL OPERATING EXPENSES	79,580	75,812	86,157
OPERATING LOSS	(22,869)	(27,220)	(34,286)
Interest expense, net	726	577	353
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(23,595)	(27,797)	(34,639)
Benefit for income taxes	(681)	(2,337)	(9,862)
LOSS FROM CONTINUING OPERATIONS	(22,914)	(25,460)	(24,777)
INCOME FROM DISCONTINUED OPERATIONS, NET OF TAX	1,360	2,790	3,134
NET LOSS	$ (21,554)	$ (22,670)	$ (21,643)
LOSS FROM CONTINUING OPERATIONS (in Dollars per share)	$ (0.73)	$ (0.82)	$ (0.80)
INCOME FROM DISCONTINUED OPERATIONS (in Dollars per share)	$ 0.04	$ 0.09	$ 0.10
NET LOSS PER SHARE (in Dollars per share)	$ (0.69)	$ (0.73)	$ (0.70)
WEIGHTED AVERAGE BASIC & DILUTED COMMON SHARES OUTSTANDING (in Shares)	31,350,931	31,217,185	31,111,878